American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2021

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
California — 99.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,105,488
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,104,238
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/21, Prerefunded at 100% of Par(1)	3,500,000	3,533,767
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,581,585
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,281,085
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,750,850
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	613,482
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,060,459
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,429,898
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,152,749
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,554,872
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,182,810
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,470,627
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	817,684
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	9,616,482
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,773,552
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,278,664
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,424,134
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,116,439
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,216,645
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,378,803
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,319,901
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,198,427
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,196,929
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,089,999
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,496,017
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,182,835
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,554,664
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,085,675
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,698,263
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	554,258
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	868,480
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	510,871
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	864,035
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,089,924
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	1,500,000	1,561,647
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	3,500,000	3,643,843
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	7,185,000	7,480,290
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,542,099
Bay Area Toll Authority Rev., VRN, 1.28%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,154,943
Bay Area Toll Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,814,162
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,279,782
Bay Area Toll Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	3,005,086
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,649,863
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,959,111
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	320,295
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	925,698

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,465,967
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,794,928
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	954,486
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	602,675
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	529,528
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	245,419
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	334,857
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	301,468
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	431,382
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,192,360
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,053,281
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	400,000	469,394
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	575,689
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	592,064
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	479,187
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	890,608
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	938,455
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	374,130
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	990,486
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	613,231
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	780,835
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	925,168
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	365,000	370,798
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	385,000	391,181
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(1)	1,875,000	2,248,494
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,773,396
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	2,040,585
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,215,056
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,406,101
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,686,611
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,602,844
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,188,071
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,222,783
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	477,060
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	918,428
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,307,214
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,564,119
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,689,392
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,692,998
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	923,491
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,345,908
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	580,646
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,198,301
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,172,481
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,734,743
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,071,381
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,001,145
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 3.00%, 8/15/54	4,000,000	4,427,406

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/21, Prerefunded at 100% of Par(1)	1,650,000	1,666,421
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,406,503
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	2,000,000	2,404,641
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,750,000	2,104,061
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,500,000	1,803,481
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,856,452
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,512,961
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,350,411
California Housing Finance Rev., 4.00%, 3/20/33	20,056,428	23,693,752
California Housing Finance Rev., 4.25%, 1/15/35	5,461,991	6,626,453
California Housing Finance Rev., 3.50%, 11/20/35	3,327,147	3,901,060
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,123,060
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,339,889
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,111,685
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,547,724
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,523,008
California Infrastructure & Economic Development Bank Rev., (Broad), 5.00%, 6/1/26	4,000,000	4,903,922
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.38%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,751,037
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.45%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	13,000,000	13,001,040
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	955,151
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,483,849
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,180,678
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	941,583
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	837,621
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,286,428
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,888,933
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,408,583
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,501,268
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,529,843
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.73%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,535,211
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,944,174
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,308,393
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,348,541
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	557,579
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,155,969
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	371,343
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	189,760
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	282,909
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	280,696

California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	248,352
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	278,688
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	277,946
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	307,972
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	276,699
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	306,707
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	336,799
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	366,898
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,042,779
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,982,935
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,237,473
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 6/1/21 (GA: Chevron Corp.)	2,500,000	2,500,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,776,719
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,746,776
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,455,275
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	904,045
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,500,000	1,801,838
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	914,344
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,134,110
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,857,089
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,834,261
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	524,991
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,341,012
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	942,959
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,938,510
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	2,008,910
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,456,192
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	586,003
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	113,262
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	215,047
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	115,957
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,809,963
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,031,258
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	560,431
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,233,204
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,197,477
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	621,805
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	833,473
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,321,806
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,127,076
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	5,047,648
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,256,694
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,328,405
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,748,092

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,593,956
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	273,884
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	292,457
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	663,417
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	346,961
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	847,674
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,314,371
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,714,837
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,540,710
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,202,961
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,199,156
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,600,873
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,787,165
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,321,203
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,098,926
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,679,459
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,817,364
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,268,347
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,215,964
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,292,805
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	874,463
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,211,829
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,959,384
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,169,454
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,061,233
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,947,115
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,695,701
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,045,461
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,776,052
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,002,762
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,648,936
California Municipal Finance Authority Rev., (River Springs Charter School, Inc.), 1.15%, 12/15/21(3)	1,950,000	1,950,234
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	330,307
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,093,786
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	824,511
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,215,475
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,242,776
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,274,369
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,743,669
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	953,927
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	576,452
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	590,040
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	659,312
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	794,369
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	816,370
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,622,351
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,737,993
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,177,893
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,261,367
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,484,607
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	4,000,000	4,852,650
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/21	210,000	212,603
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22	245,000	256,139

California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	312,270
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	425,201
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	450,826
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	215,000	246,717
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	585,211
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,163,923
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)(4)	2,800,000	2,822,984
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(3)	100,000	118,702
California School Finance Authority Rev., 5.00%, 8/1/46(3)	1,100,000	1,235,990
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,937,607
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,211,384
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	668,012
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,091,104
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	100,000	100,548
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	171,634
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	190,564
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	179,972
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	173,761
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	178,256
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	194,420
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	234,856
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	547,981
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	425,733
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	755,275
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	705,594
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	584,604
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	290,000	327,202
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	813,978
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	777,959
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	841,807
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	899,624
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	961,969
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	1,029,110
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,088,889
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,061,449
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,080,343
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,076,171
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,070,078
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,745,868
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,602,558
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,296,557
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,883,870
California State University Rev., 5.00%, 11/1/21	1,000,000	1,020,469
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(1)	3,700,000	3,775,942
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(1)	35,000	40,570
California State University Rev., 5.00%, 11/1/28	500,000	653,800
California State University Rev., 5.00%, 11/1/28	2,000,000	2,496,023
California State University Rev., 5.00%, 11/1/29	500,000	665,953
California State University Rev., 5.00%, 11/1/29	1,000,000	1,243,702
California State University Rev., 5.00%, 11/1/30	600,000	797,428
California State University Rev., 5.00%, 11/1/30	3,000,000	3,713,485
California State University Rev., 5.00%, 11/1/31	390,000	517,528

California State University Rev., 5.00%, 11/1/31	2,900,000	3,589,405
California State University Rev., 5.00%, 11/1/32	1,715,000	1,977,469
California State University Rev., 4.00%, 11/1/34	10,000,000	11,438,844
California State University Rev., 5.00%, 11/1/36	5,105,000	6,153,585
California State University Rev., 4.00%, 11/1/38	2,865,000	3,260,110
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,283,708
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,445,234
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,666,632
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,229,693
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,289,474
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	902,911
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	877,022
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,207,256
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,906,065
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	918,670
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,114,411
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,543,957
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,232,195
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,814,652
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	846,538
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	6,169,971
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.01%, 6/1/21 (GA: Chevron Corp.)	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,090,741
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,090,414
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,132,680
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,255,366
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,448,547
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,485,019
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,224,765
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,294,465
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,677,737
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,003,794
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	499,133
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	315,242
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	653,531
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	326,765
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	846,091

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	900,670
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	349,056
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	388,979
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,106,192
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	808,123
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	835,537
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,607,338
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	770,496
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	232,986
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	313,575
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	171,697
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	147,488
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	203,407
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	175,000	176,129
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,127,478
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,712,609
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,910,300
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	1,840,000	1,840,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,236,024
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	457,761
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	572,817
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,902,195
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,191,867
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,405,492
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,232,063
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	610,202
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	816,791
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	540,352
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	748,881
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	867,455
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	835,725
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	595,614
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	594,507
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,446,148
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,213,841
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,465,681

California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,565,301
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,213,486
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	724,046
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,042,481
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	5,013,575
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,754,478
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,502,271
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	905,000	912,973
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	785,000	890,177
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,625,049
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/40	1,080,000	1,222,519
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,599,200
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,314,562
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	264,937
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	236,516
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,338,248
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	915,046
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,125,000	3,455,900
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	1,220,000	1,349,183
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,439,675
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	803,003
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	564,237
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	504,739
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	521,638
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	541,614
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,065,308
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	112,561
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	175,294
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	973,513
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,848,792
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	503,927
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	367,115
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	659,499
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	662,740
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	839,151
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,174,962
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,236,096
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,538,547
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,230,628
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	5,172,442
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,288,385
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	688,431
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	267,603
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	294,258
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	322,073
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	309,419

Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	348,650
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	579,591
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,553,139
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,478,502
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,169,566
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	229,921
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	428,160
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,731,979
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/31	7,360,000	8,672,345
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,315,688
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,308,197
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)	1,600,000	1,612,942
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,483,518
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,422,764
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,027,138
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,899,687
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	549,497
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	657,560
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	851,319
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	626,580
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,246,346
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,035,137
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,117,316
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	281,844
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	627,710
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	768,431
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,632,090
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,856,330
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	119,133
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	122,374
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	187,841
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	388,562
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	426,864
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	4,543,349
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	303,619
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	618,528
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	579,171
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	3,593,719
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,781,869
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,552,758
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,095,888
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	940,620
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	826,074
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,479,213
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,513,872
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,961,547
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,716,344
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,221,572
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,643,790
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,237,861
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	530,921

Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	553,166
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,167,242
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,277,510
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,437,489
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,255,985
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,879,770
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,464,966
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,238,461
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,087,844
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	9,315,000	9,490,329
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(2)	3,000,000	2,909,252
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(1)	750,000	832,602
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	9,046,451
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,097,664
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,175,932
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,173,057
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,170,671
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,757,245
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,254,160
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,030,000	3,347,354
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	575,314
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	522,247
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	684,958
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,302,736
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,430,819
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,974,653
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,212,102
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	833,089
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	1,056,509
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	364,923
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,087,986
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,754,959
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	606,185
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	402,507
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	283,715
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	600,289
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	597,783
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	356,842
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,014,172
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	590,612
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,838,531
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,928,771
Irvine Rev., VRDN, 0.01%, 6/1/21 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,856,837
Irvine Special Assessment, VRDN, 0.02%, 6/1/21 (LOC: Sumitomo Mitsui Banking)	1,100,000	1,100,000
Irvine Special Assessment, (Irvine Assessment District No. 07-22), VRDN, 0.02%, 6/1/21 (LOC: Sumitomo Mitsui Banking)	1,251,000	1,251,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,120,863
Irvine Ranch Water District Special Assessment, VRDN, 0.01%, 6/1/21 (LOC: U.S. Bank N.A.)	600,000	600,000
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,517,998
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,257,310
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,587,006
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	788,451

Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	477,491
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	458,265
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,440,575
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,557,106
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	519,618
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,203,149
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,582,170
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,669,059
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	674,780
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,617,980
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	809,894
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	688,629
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	881,825
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	776,689
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	897,165
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,140,715
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	436,867
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,331,560
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(1)	4,265,000	4,918,258
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(1)	225,000	235,386
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	635,000	670,652
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	496,027
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	707,114
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,692,070
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,440,239
Long Beach Harbor Rev., 4.00%, 7/15/21	1,000,000	1,004,689
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	702,217
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,544,199
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,727,900
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	914,827
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	683,139
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,503,459
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,791,481
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,144,362
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,603,657
Los Angeles Community College District GO, 5.00%, 8/1/25	5,890,000	7,032,643
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,590,599
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,615,496
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,035,177
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,293,458
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,177,676
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,233,339
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,768,093
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,506,017
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,668,225
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,544,634
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,853,269
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	6,503,765
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,180,893
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,832,694
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,454,840
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,338,861
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,300,293
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,592,308

Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,579,572
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,683,631
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,965,806
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,689,632
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,634,459
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,655,286
Los Angeles Department of Water Rev., VRDN, 0.01%, 6/1/21 (SBBPA: TD Bank N.A.)	1,200,000	1,200,000
Los Angeles Department of Water Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Toronto-Dominion Bank)	1,000,000	1,000,000
Los Angeles Department of Water & Power Rev., VRDN, 0.01%, 6/1/21 (SBBPA: RBC Capital Markets)	11,420,000	11,420,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,920,585
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,806,908
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,052,263
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,458,476
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,223,760
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,111,013
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,569,880
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Bank of America N.A.)	1,900,000	1,900,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: Bank of America N.A.)	800,000	800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: TD Bank N.A.)	3,800,000	3,800,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,805,153
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,011,878
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,124,434
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,160,321
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,844,932
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,064,321
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,673,934
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,061,611
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,199,039
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,903,858
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,303,267
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,582,188
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,349,311
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,945,394
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	5,290,327
Metropolitan Water District of Southern California Rev., VRN, 0.30%, (MUNIPSA plus 0.14%), 7/1/37	2,800,000	2,800,694
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,191,382
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,936,938
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,276,946
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,766,697
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,456,354
Modesto Irrigation District Rev., 5.00%, 7/1/22	4,000,000	4,213,541
Modesto Irrigation District Rev., 5.00%, 7/1/23	1,210,000	1,332,817
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,590,480
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,552,882
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,854,119
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,608,727
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,110,926
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,069,497
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	898,110
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	750,000	853,835
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	750,000	853,835
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	750,000	853,835
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,000,000	1,138,446

Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,750,000	1,992,281
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,500,000	1,707,670
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	2,085,000	2,373,661
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	1,000,000	1,157,841
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,212,214
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	5,985,536
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	3,241,432
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,703,297
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,971,393
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	292,297
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,058,541
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,455,882
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,683,716
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,964,335
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,122,477
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,674,387
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,840,872
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,103,629
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,208,931
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,205,215
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,234,492
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,166,360
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,249,266
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,677,150
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,184,754
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,369,274
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	410,000	424,108
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,343,214
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,541,393
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	768,392
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,373,926
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	287,443
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	312,446
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,390
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	346,671
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	365,496
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	380,693
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	254,124
Orange County Special Assessment, 3.00%, 9/2/25	285,000	315,981
Orange County Special Assessment, 5.00%, 9/2/26	600,000	739,223
Orange County Special Assessment, 5.00%, 9/2/28	600,000	781,036
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,108,953
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,683,047
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,186,054
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,225,208
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,016,852
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,374,121
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,620,489
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,021,734
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,110,340
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,994,646
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	4,085,042
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,269,977
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,176,882

Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,710,758
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,819,097
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,127,215
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(1)	3,750,000	4,459,884
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	428,414
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,588,498
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,484,454
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,448,027
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	816,600
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	758,504
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	568,149
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	877,945
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,737,963
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,071,562
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,586,064
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,747,980
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,689,694
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,060,520
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,695,176
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,876,228
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,383,596
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,689,749
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	2,131,549
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,348,920
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	1,010,431
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	382,311
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	552,896
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	697,468
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,531,189
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,266,690
Peralta Community College District GO, 5.00%, 8/1/25	620,000	736,875
Peralta Community College District GO, 5.00%, 8/1/26	550,000	674,934
Peralta Community College District GO, 5.00%, 8/1/27	500,000	629,460
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,641,471
Pomona Unified School District GO, 6.15%, 8/1/21, Prerefunded at 103% of Par (NATL)(1)	855,000	889,104
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,259,983
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,073,831
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	3,107,075
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,003,683
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	799,729
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,316,411
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,428,235
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,242,115
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,549,427
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,550,180
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,623,595
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,400,457
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 6/1/21	1,445,000	1,445,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	801,973
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	865,175
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	813,287
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	1,228,510
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,932,813
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,028,543

Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,763,149
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,132,665
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,309,280
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,428,163
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,044,210
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,204,815
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,161,990
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,276,308
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,158,827
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	884,505
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,304,457
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,265,673
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,685,929
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,202,600
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,498,332
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,251,169
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,493,725
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	394,600
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	435,410
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,032,596
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,701,667
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	174,622
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	483,319
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	657,219
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	826,600
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	306,652
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	253,933
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	363,794
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	643,205
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	754,939
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	1,137,330
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,809,936
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,245,283
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,243,484
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,025,527
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,792,931
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,518,881
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	903,507
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,245,359
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,587,720
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,150,449
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,292,400
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,553,510
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,584,671
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,215,175
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,727,537
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,209,904
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	20,499,270
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,470,469
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,665,938
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,519,651

San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(1)	4,300,000	4,454,152
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,076,148
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,045,518
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,104,799
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,000,000	3,317,664
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,628,502
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	802,436
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,235,759
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,048,195
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,230,318
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	859,440
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,226,216
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,412,974
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,586,022
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,261,949
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,378,492
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	7,500,000	7,790,410
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,205,005
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,820,660
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,111,479
San Diego County Water Authority Rev., 5.00%, 5/1/28	7,000,000	9,012,557
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,621,027
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,182,022
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21(1)	2,000,000	2,015,919
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,113,479
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,335,759
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,057,891
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,107,045
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	275,451
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	550,881
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	825,074
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,654,039
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,772,393
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22(1)	1,000,000	1,044,748
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(1)	1,625,000	1,741,922
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,304,832
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/31	1,500,000	2,045,254
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,654,240
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,081,400
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,377,939
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	463,713
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	481,307
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	620,720
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	416,711
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	447,074
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,236,111
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	987,281
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,679,760

San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,132,379
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,130,572
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36(4)	150,000	173,751
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39(4)	225,000	259,124
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41(4)	525,000	601,520
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,450,942
San Mateo Special Tax, 5.50%, 9/1/44	750,000	784,461
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,378,752
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,327,266
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,467,896
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	911,320
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,591,742
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,583,498
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,983,660
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,092,229
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,078,162
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,600,483
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,268,715
Santa Clara Electric Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(1)	1,500,000	1,505,930
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,743,101
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,009,905
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,196,209
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,431,796
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,795,264
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,612,342
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,367,717
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,335,642
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	696,420
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	685,000	717,407
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,600,773
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,308,662
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,558,423
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	19,794
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	555,270
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	92,371
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,582,382
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	105,567
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	3,044,495
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,513,113
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,310,996
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,305,119
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,188,373
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,403,834
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,660,577
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,319,820
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,791,052
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,054,693
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,008,105
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,778,223
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,739,855
State of California GO, 5.00%, 3/1/23	10,000,000	10,852,481
State of California GO, 5.00%, 11/1/24	1,000,000	1,114,768
State of California GO, 5.00%, 10/1/25	13,000,000	15,580,324
State of California GO, 5.00%, 11/1/25	6,500,000	7,812,032

State of California GO, 5.00%, 8/1/26	2,000,000	2,460,041
State of California GO, 1.05%, 12/1/26	2,025,000	2,049,689
State of California GO, 5.00%, 12/1/26	1,045,000	1,167,981
State of California GO, 5.00%, 2/1/27	10,000,000	10,800,212
State of California GO, 5.00%, 3/1/27	5,000,000	5,859,047
State of California GO, 4.00%, 11/1/27	2,000,000	2,415,955
State of California GO, 5.00%, 12/1/27	10,000,000	12,733,476
State of California GO, 5.00%, 2/1/28	6,795,000	7,337,556
State of California GO, 5.00%, 12/1/28	3,750,000	4,871,718
State of California GO, 5.00%, 11/1/29	2,625,000	2,922,215
State of California GO, 5.00%, 4/1/30	2,500,000	3,261,819
State of California GO, 5.00%, 4/1/31	1,350,000	1,757,932
State of California GO, 5.00%, 11/1/31	7,435,000	9,374,279
State of California GO, 5.00%, 4/1/32	3,000,000	3,903,332
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,056,662
State of California GO, 5.00%, 4/1/37	5,000,000	5,621,965
State of California GO, 5.00%, 4/1/38	3,500,000	4,524,685
State of California GO, 5.00%, 9/1/41(4)	3,570,000	4,689,261
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,000,000
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,416,362
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(1)	4,180,000	4,369,024
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,491,078
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,583,820
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	1,500,000	1,713,549
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	750,000	856,774
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,248,025
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,581,733
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,709,131
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,140,563
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,274,681
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,271,979
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	454,244
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	982,459
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	707,262
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,804,479
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,159,424
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,185,770
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	626,063
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,443,322
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	953,088
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	932,732
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	521,127
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	291,277
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,319,184
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	501,046
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,859,901
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,969,019
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,745,555
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	494,239
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,424,060
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,642,618

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,052,357
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,844,296
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	956,777
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,302,226
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	1,033,379
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	379,429
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	378,665
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	902,364
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	400,711
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,283,143
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	397,797
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	593,007
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	684,667
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	516,058
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	888,689
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,502,524
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	830,155
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,850,299
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	774,425
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,182,376
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,176,607
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	2,972,491
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	130,000	136,065
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,526,012
University of California Rev., 4.00%, 5/15/26	2,415,000	2,833,107
University of California Rev., 5.00%, 5/15/26	3,180,000	3,325,732
University of California Rev., VRDN, 0.01%, 6/1/21	1,150,000	1,150,000
University of California Rev., VRDN, 0.01%, 6/1/21	400,000	400,000
University of California Rev., VRDN, 0.01%, 6/1/21	400,000	400,000
University of California Rev., VRDN, 0.01%, 6/1/21	800,000	800,000
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,469,577
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,273,131
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,813,775
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,744,172
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,093,838
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,616,716
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,610,843
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	380,617
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	490,615
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	913,356
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,263,874
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,399,908
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,700,871
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	756,000
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	722,933
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,478,062

Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,238,158
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	2,850,000	2,933,127
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,926,350
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,380,366
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(2)	2,210,000	1,859,216
		2,053,340,583
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	301,091
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	340,786
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	545,045
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	394,158
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	404,794
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	594,062
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,094,627
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/28	455,000	568,144
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/29	750,000	948,916
		5,191,623
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,919,840,376)		2,058,532,206
OTHER ASSETS AND LIABILITIES — 0.6%		11,538,872
TOTAL NET ASSETS — 100.0%		$2,070,071,078

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	230	September 2021	$33,339,219	$51,090
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,741,203, which represented 2.6% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	2,058,532,206	—

Other Financial Instruments
Futures Contracts	51,090	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.